Annual Total Returns - Class A	Nov. 30, 2020
Delaware Emerging Markets Fund
Bar Chart Table:
2011	(20.82%)
2012	16.37%
2013	13.74%
2014	(8.48%)
2015	(13.93%)
2016	17.62%
2017	41.62%
2018	(17.31%)
2019	24.05%
2020	25.54%
Delaware International Small Cap Fund
Bar Chart Table:
2011	(2.34%)
2012	17.57%
2013	23.33%
2014	1.99%
2015	(0.66%)
2016	(1.01%)
2017	46.76%
2018	(23.74%)
2019	22.68%
2020	23.48%
Delaware International Value Equity Fund
Bar Chart Table:
2011	(14.22%)
2012	14.76%
2013	22.33%
2014	(8.82%)
2015	0.51%
2016	4.74%
2017	22.39%
2018	(17.92%)
2019	18.98%
2020	6.60%